Inventory (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw Materials	$ 24,735	$ 22,578	$ 20,940
Work in-progress	4,062	4,239	2,348
Total inventory	$ 28,797	$ 26,817	$ 23,288